FAIR VALUE OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES, AND RISK MANAGEMENT - Interest rate sensitivity (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest rate sensitivity
Borrowings	R 25,649.5	R 8,973.8	R 3,803.6
Interest rate risk
Interest rate sensitivity
Borrowings	25,644.5	8,971.1	3,769.9
Change in interest expense for downward change by 1.5% in interest rate	132.5	45.6
Change in interest expense for downward change by 1% in interest rate	88.3	30.4
Change in interest expense for downward change by 0.5% in interest rate	44.2	15.2
Change in interest expense for upward change by 0.5% in interest rate	(44.2)	(28.8)
Change in interest expense for upward change by 1% in interest rate	(88.3)	(57.6)
Change in interest expense for upward change by 1.5% in interest rate	(132.5)	(86.4)
JIBAR | Interest rate risk
Interest rate sensitivity
Borrowings	6,015.1	5,849.5	1,961.6
Change in interest expense for downward change by 1.5% in interest rate	83.0	45.6
Change in interest expense for downward change by 1% in interest rate	55.4	30.4
Change in interest expense for downward change by 0.5% in interest rate	27.7	15.2
Change in interest expense for upward change by 0.5% in interest rate	(27.7)	(15.2)
Change in interest expense for upward change by 1% in interest rate	(55.4)	(30.4)
Change in interest expense for upward change by 1.5% in interest rate	(83.0)	(45.6)
LIBOR | Interest rate risk
Interest rate sensitivity
Borrowings	2,674.6	3,121.6	R 1,808.3
Change in interest expense for downward change by 1.5% in interest rate	49.5
Change in interest expense for downward change by 1% in interest rate	33.0
Change in interest expense for downward change by 0.5% in interest rate	16.5
Change in interest expense for upward change by 0.5% in interest rate	(16.5)	(13.6)
Change in interest expense for upward change by 1% in interest rate	(33.0)	(27.2)
Change in interest expense for upward change by 1.5% in interest rate	R (49.5)	R (40.8)
Minimum | Interest rate risk
Interest rate sensitivity
Debt term	1 month
Maximum | Interest rate risk
Interest rate sensitivity
Debt term	3 months